Summary of Significant Accounting Polices - Additional Information (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2014	Sep. 29, 2015 USD ($) shares	Dec. 30, 2014 USD ($) Segment shares	Dec. 31, 2013 USD ($)	Dec. 25, 2012 USD ($)	Nov. 30, 2014 shares	Sep. 30, 2014
Significant Accounting Policies [Line Items]
Cash		$ 9,000,000
U.S. Treasury instruments		$ 43,000,000	$ 0
Common units held | shares		12,241,482
Number of operating segment | Segment			1
Number of reportable segment | Segment			1
Asset retirement obligation			$ 122,000	$ 109,000
Royalty rate			5.00%
Royalty revenue			$ 60,000	0	$ 0
Brand fee revenue			0	0	0
Unredeemed gift certificates and gift cards			854,000	563,000
Advertising and promotional costs			1,031,000	$ 664,000	423,000
Uncertain tax liability			$ 167,000
2014 Omnibus Incentive Plan [Member]
Significant Accounting Policies [Line Items]
Number of shares authorized | shares			2,525,275
Options Granted | shares		218,186	16,667
Buildings under deemed landlord financing [Member]
Significant Accounting Policies [Line Items]
Property and equipment useful life			40 years
Leasehold improvements [Member]
Significant Accounting Policies [Line Items]
Property and equipment useful life			Shorter of the term of the lease, including reasonably assured extensions, or their estimated useful lives.
Cost of Goods, Total [Member] | Supplier Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	42.00%		47.00%	3.00%
Cost of Goods, Total [Member] | Accounts Payable [Member]
Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	65.00%		79.00%	0.30%
Franchise fee revenue [Member]
Significant Accounting Policies [Line Items]
Franchise fee			$ 15,000	$ 0	0
Franchise area development fees [Member]
Significant Accounting Policies [Line Items]
Franchise fee			$ 0	$ 0	$ 0
Options [Member] | 2014 Omnibus Incentive Plan [Member]
Significant Accounting Policies [Line Items]
Number of shares authorized | shares		2,525,275
Options Granted | shares			16,667
Habit Restaurants, LLC [Member]
Significant Accounting Policies [Line Items]
Non-controlling interests ownership percentage		47.10%	65.50%				0.00%
Common units held | shares						8,974,550
Maximum [Member]
Significant Accounting Policies [Line Items]
Percentage of ownership interest			20.00%
Maximum [Member] | Property And Equipment [Member]
Significant Accounting Policies [Line Items]
Property and equipment useful life			8 years
Minimum [Member] | Property And Equipment [Member]
Significant Accounting Policies [Line Items]
Property and equipment useful life			3 years